Investment in Related Party (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Investment In Related Party Abstract
Common stock shares (in Shares) | shares	(1,337,970)
Par value	$ 0.001
Price per share	$ 2
Purchase price (in Dollars) | $	$ 2,675,940
Share price	$ 1.35
Finance expense (in Dollars) | $	$ 869,000